Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (313)	$ (149)	$ (461)	$ (667)	$ (204)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	107	89	120	32	9
Change in fair value of forward contract liability			0	67	0
Stock-based compensation	357	11	322	18	24
Bad debt expense	31	15	16	4	0
Reduction of operating lease right-of-use assets and accretion of operating lease liabilities	37	30	40	22	0
Non-cash interest expense	11	22	31	0	0
Impairment of operating lease right-of-use assets	1	11	11
Other	17	7	18	0	0
Changes in operating assets and liabilities:
Funds held at payment processors	27	(30)	(96)	(9)	(19)
Accounts receivable, net	(26)	(139)	(248)	(40)	(17)
Prepaid expenses and other current assets	86	6	(96)	(88)	(30)
Other assets	(32)	(14)	(20)	(18)	(5)
Accounts payable	8	12	54	(13)	25
Accrued expenses and other current liabilities	241	452	587	251	48
Payments for operating lease liabilities	(29)	(19)	(26)	(3)	0
Other liabilities	2	11	11	(23)	10
Net cash provided by operating activities	525	315	252	(467)	(159)
Cash flows from investing activities
Purchases of property and equipment	(94)	(86)	(106)	(78)	(13)
Capitalized software and website development costs	(73)	(36)	(53)	(14)	(3)
Purchases of marketable securities	(1,968)	(445)	(593)	(762)	(390)
Maturities of marketable securities	502	434	583	440	49
Sales of marketable securities	121	4	4	160	0
Other investing activities	(8)		1	(1)	0
Net cash used in investing activities	(1,520)	(129)	(192)	(570)	(357)
Acquisitions, net of cash acquired			(28)	(315)	0
Cash flows from financing activities
Proceeds from issuance of preferred stock, net of issuance costs		382	382	1,111	725
Proceeds from issuance of convertible notes, net of issuance costs		333	333	0	0
Repayment of convertible notes	(333)
Proceeds from exercise of stock options	28	4	5	3	5
Deferred offering costs paid	(10)	(5)	(6)	(3)	0
Taxes paid related to net share settlement of equity awards	(172)		(7)	0	0
Proceeds from issuance of common stock upon initial public offering, net of underwriter discounts			3,289	0	0
Repurchase of common stock			0	0	(60)
Other financing activities			0	(2)	(4)
Net cash provided by (used in) financing activities	(487)	714	3,996	1,109	666
Foreign currency effect on cash, cash equivalents, and restricted cash	(1)		2	0	0
Net increase (decrease) in cash, cash equivalents, and restricted cash	(1,483)	900	4,058	72	150
Cash, cash equivalents, and restricted cash, beginning of period	4,345	287	287	215	65
Cash, cash equivalents, and restricted cash, end of period	$ 2,862	$ 1,187	$ 4,345	$ 287	$ 215